LONG-TERM INVESTMENT (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jul. 31, 2017 CNY (¥)
Equity method investment
Cost of equity method investment	$ 452,303	$ 463,907
Profit from equity method investment	208,527	208,255
Dividend Distribution received	(54,825)	(54,592)
Total long-term investment	$ 606,005	$ 617,570
Moshangfa
Equity method investment
Cost of equity method investment | ¥			¥ 3,300,000